CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands		Equity attributable to owners of parent		Stated capital	Accumulated losses		Other reserves		Non-controlling interests		Total
Beginning balance, Equity at Dec. 31, 2021		$ 1,520,368		$ 5,223,484	$ (2,860,205)		$ (842,911)		$ 223,188		$ 1,743,556
Options converted to shares				86,470			(86,470)
Share-based payment expense		6,064					6,064				6,064
Other reclassifications related to share-based payment		(1,275)			1,560		(2,835)				(1,275)
Total transactions with owners of the Company		4,789		86,470	1,560		(83,241)				4,789
Loss for the period		(160,239)	[1]		(160,239)	[1]			(3,216)	[1]	(163,455)	[2]
Other comprehensive (loss)/income		(815)	[1]				(815)	[1]	10,468	[1]	9,653	[2]
Total comprehensive (loss)/income		(161,054)	[1]		(160,239)	[1]	(815)	[1]	7,252	[1]	(153,802)	[2]
Ending balance, Equity at Jun. 30, 2022	[1]	1,364,103		5,309,954	(3,018,884)		(926,967)		230,440		1,594,543
Beginning balance, Equity at Dec. 31, 2021		1,520,368		5,223,484	(2,860,205)		(842,911)		223,188		1,743,556
Options converted to shares							(88,469)
Share-based payment expense							13,423
Other comprehensive (loss)/income							59,521
Ending balance, Equity at Dec. 31, 2022		1,133,030		5,311,953	(3,317,652)		(861,271)		227,200		1,360,230	[3]
Options converted to shares				89,432			(89,432)
Share-based payment expense		6,618					6,618				6,618
Other reclassifications related to share-based payment		(559)			867		(1,426)				(559)
Total transactions with owners of the Company		6,059		89,432	867		(84,240)				6,059
Loss for the period		(1,234,148)			(1,234,148)				(6,360)		(1,240,508)
Other comprehensive (loss)/income		609,358					609,358		15,608		624,966
Total comprehensive (loss)/income		(624,790)			(1,234,148)		609,358		9,248		(615,542)
Ending balance, Equity at Jun. 30, 2023		$ 514,299		$ 5,401,385	$ (4,550,933)		$ (336,153)		$ 236,448		$ 750,747

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.
[2]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.
[3]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.